Investment Securities	12 Months Ended
Mar. 31, 2011
Investment Securities
Investment Securities

(7) Investment Securities

Debt and marketable equity securities are classified as available-for-sale securities. The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010
	Equity securities	Debt securities	Total
Noncurrent:
Available-for-sale:
Acquisition cost	¥2,833	411	3,244
Gross unrealized gains	1,468	—	1,468
Gross unrealized losses	69	—	69

Fair value	¥4,232	411	4,643

	Yen (Millions)
	2011
	Equity securities	Debt securities	Total
Noncurrent:
Available-for-sale:
Acquisition cost	¥4,309	—	4,309
Gross unrealized gains	1,455	—	1,455
Gross unrealized losses	156	—	156

Fair value	¥5,608	—	5,608

Equity securities consist primarily of stocks issues by Japanese listed companies. Debt securities were redeemable at the option of Advantest, and had no contractual maturity. During the year ended March 31, 2011, all of the outstanding debt securities that were redeemable at the option of Advantest were transferred to non-marketable equity securities due to a conversion into non-marketable common stocks.

Proceeds from the sale of available-for-sale securities for the year ended March 31, 2009 were ¥30 million. No gross gains were realized on the sale of available-for-sale securities for the year ended March 31, 2009. Gross realized losses on available-for-sales securities for the year ended March 31, 2009 were ¥28 million. No proceeds from the sale of available-for-sale securities and no gross gains and losses were realized on the sale of available-for-sale securities for the year ended March 31, 2010. Proceeds from the sale of available-for-sale securities and gross realized gains on the sale of available-for-sale securities for the year ended March 31, 2011 were insignificant. No gross losses were realized on the sale of available-for-sale securities for the year ended March 31, 2011.

Net realized gains and losses of the sale of available-for-sale securities are based on the averaged cost method and are included in "other income (expense)" in the consolidated statements of operations.

For the years ended March 31, 2009, 2010 and 2011, Advantest recognized impairment losses of ¥3,022 million, ¥57 million and ¥426 million, respectively, on available-for-sale securities, which were considered other-than-temporarily impaired and wrote them down to the fair value.

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011, were as follows:

	Yen (Millions)
	2010
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥740	69	2	0

	Yen (Millions)
	2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥2,019	130	237	26

Advantest maintains non-marketable equity securities, which are recorded at cost. The carrying amounts of non-marketable equity securities were ¥3,434 million and ¥1,824 million at March 31, 2010 and 2011, respectively. For certain non-marketable equity securities which Advantest identified events or changes in circumstances that might have had significant adverse effect on the fair value of the investments, the fair value approximates the carrying value. Advantest had not estimated the fair value of other non-marketable equity securities aggregating ¥1,417 million and ¥1,812 million at March 31, 2010 and 2011, respectively, since it was not practicable to estimate the fair value of the investments. It was because of the lack of readily determinable fair values and difficulty in estimating fair value without incurring excessive cost. Non-marketable equity securities that had impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, was other than temporary. For the years ended March 31, 2009, 2010 and 2011, non-marketable equity securities with a purchase cost of ¥1,104 million, ¥376 million and ¥98 million were written down to their fair value of ¥616 million, ¥117 million and ¥12 million, resulting in an other-than-temporary impairment charge of ¥488 million, ¥259 million and ¥86 million, respectively, which was included in impairment losses on investment securities in the accompanying consolidated statements of operations.